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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment  [   ];  Amendment Number:____
This Amendment (check only one):         [   ]    is a restatement.
                                         [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:
         Name:           Benham & Green Capital Management, LLC
         Address:        1299 Prospect Street, Suite 301
                         La Jolla, CA  92037

Form 13F File Number: 028-05201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
         Name:           James A. Benham
         Title:          Member/Manager
         Phone:          (858) 551-3130

Signature, Place, and Date of Signing:

 /s/ James A. Benham           La Jolla, California             May 14, 2001
-----------------------      ------------------------      ---------------------
[Signature]                      [City, State]                    [Date]

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                        -0-

Form 13F Information Table Entry Total:                   26

Form 13F Information Table Value Total:                   $88,845
                                                          (x1000)

List of Other Included Managers:                          None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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       Form 13 F Information Table

          Column 1           Column 2        Column 3     Column 4   Column 5                       Column 6    Column 7
       Name of Issuer      Title of Class      CUSIP       Value      Shrs or   Sh/Prn  Put/Call   Investment    Other
                                                          (x1000)     Prn Amt                      Discretion   Managers
American Express Co             Com         025816 10 9      $386       9,354   Sh                  Sole        N/A
Cisco Sys Inc                   Com         17275R 10 2    $3,956     250,167   Sh                  Sole        N/A
Citigroup Inc                   Com         172967 10 1    $4,984     110,809   Sh                  Sole        N/A
Dell Computer Corp              Com         247025 10 9    $3,800     147,923   Sh                  Sole        N/A
E M C Corp Mass                 Com         268648 10 2    $1,704      57,963   Sh                  Sole        N/A
General Elec Co                 Com         369604 10 3    $1,504      35,920   Sh                  Sole        N/A
Hewlett Packard Co              Com         428236 10 3    $2,026      64,777   Sh                  Sole        N/A
I2 Technologies Inc             Com         465754 10 9      $541      37,310   Sh                  Sole        N/A
Intel Corp                      Com         458140 10 0    $5,543     210,677   Sh                  Sole        N/A
JDS Uniphase Corp               Com         46612J 10 1    $2,289     124,171   Sh                  Sole        N/A
Johnson & Johnson               Com         478160 10 4    $3,266      37,343   Sh                  Sole        N/A
JP Morgan Chase & Co            Com         4662 5H 100    $3,856      85,871   Sh                  Sole        N/A
Merck & Co Inc                  Com         589331 10 7      $751       9,901   Sh                  Sole        N/A
Merrill Lynch & Co Inc          Com         590188 10 8    $1,018      18,384   Sh                  Sole        N/A
Microsoft Corp                  Com         594918 10 4    $4,956      90,629   Sh                  Sole        N/A
Motorola Inc                    Com         620076 10 9      $921      64,593   Sh                  Sole        N/A
Nokia Corp                 Sponsored ADR    654902 20 4    $8,746     364,405   Sh                  Sole        N/A
Nortel Networks Corp New        Com         656568 10 2    $1,513     107,671   Sh                  Sole        N/A
Oracle Corp                     Com         68389X 10 5    $1,298      86,634   Sh                  Sole        N/A
Pfizer Inc                      Com         717081 10 3    $6,702     163,657   Sh                  Sole        N/A
PMC - Sierra Inc                Com         69344F 10 6      $552      22,314   Sh                  Sole        N/A
Qualcomm Inc                    Com         747525 10 3   $22,173     391,582   Sh                  Sole        N/A
Rambus Inc Del                  Com         750917 10 6    $4,404     213,780   Sh                  Sole        N/A
Sun Microsystems Inc            Com         866810 10 4      $490      31,904   Sh                  Sole        N/A
Texas Instrs Inc                Com         882508 10 4    $1,129      36,442   Sh                  Sole        N/A
Tyco Intl Ltd New               Com         902124 10 6      $337       7,807   Sh                  Sole        N/A

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                                     Column 8
                                Voting Authority
                                      Sole        Shared   None
American Express Co                   9,354
Cisco Sys Inc                       250,167
Citigroup Inc                       110,809
Dell Computer Corp                  147,923
E M C Corp Mass                      57,963
General Elec Co                      35,920
Hewlett Packard Co                   64,777
I2 Technologies Inc                  37,310
Intel Corp                          210,677
JDS Uniphase Corp                   124,171
Johnson & Johnson                    37,343
JP Morgan Chase & Co                 85,871
Merck & Co Inc                        9,901
Merrill Lynch & Co Inc               18,384
Microsoft Corp                       90,629
Motorola Inc                         64,593
Nokia Corp                          364,405
Nortel Networks Corp New            107,671
Oracle Corp                          86,634
Pfizer Inc                          163,657
PMC - Sierra Inc                     22,314
Qualcomm Inc                        391,582
Rambus Inc Del                      213,780
Sun Microsystems Inc                 31,904
Texas Instrs Inc                     36,442
Tyco Intl Ltd New                     7,807

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